Capital Stock - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 $ / shares	Dec. 31, 2016 USD ($) vote $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2015 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000			100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000			300,000,000	300,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01				$ 0.01
Preferred stock, shares issued (in shares)	0			0	0
Preferred stock, shares outstanding (in shares)	0			0	0
Dividend rate (in dollars per share) | $ / shares							$ 0.12
Minimum percentage of Common Stock				15.00%
Conversion basis (in shares)				1
Weighted-average grant date fair value of stock options granted (in dollars per share) | $ / shares				$ 3.74	$ 5.39	$ 4.25
Stock based compensation expense | $				$ 872,000	$ 692,000	$ 1,233,000
Employee Stock Option [Member]
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted | $	$ 200,000			200,000	200,000	100,000
Stock based compensation expense | $				100,000	100,000	$ 200,000
Intrinsic value of outstanding in-the-money stock options | $	800,000			0	800,000
Intrinsic value of exercisable stock options | $	$ 500,000			$ 0	$ 500,000
Weighted-average remaining life of options vested and expected to vest				8 years 6 months	8 years 7 months 6 days
Exercisable stock options with weighted-average remaining life				8 years 3 months 18 days	8 years 2 months 12 days
Equity Option [Member]
Class of Stock [Line Items]
Exercise price of stock options granted (in dollars per share) | $ / shares				$ 3.74	$ 5.39	$ 4.16
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based compensation expense recorded in general and administrative expenses | $				$ 1,400,000	$ 1,400,000	$ 1,200,000
Restricted stock units vested (in shares)				400,000	400,000
Market value of restricted stock units | $				$ 1,500,000	$ 2,300,000
2007 Long-Term Incentive Plan [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (in dollars per share) | $ / shares		$ 1.38	$ 1.37	$ 0.87	$ 1.97
Expected volatility rate		46.00%	47.70%	51.30%	49.00%
Expected life		5 years		5 years	5 years
Dividend yield		2.80%		7.80%	2.10%
Risk-free interest rate		1.60%	2.90%	1.20%	1.40%
Non Management Directors [Member] | 2007 Long-Term Incentive Plan [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				300,000	0	200,000
Exercise price of stock options granted (in dollars per share) | $ / shares				$ 3.74		$ 4.10
Term of stock options				10 years
Officer [Member] | 2007 Long-Term Incentive Plan [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				200,000	58,000	100,000
Exercise price of stock options granted (in dollars per share) | $ / shares				$ 3.74	$ 5.39	$ 4.25
Term of stock options				10 years
Vesting period				3 years
Officer [Member] | 2007 Long-Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsidiaries Employees [Member]
Class of Stock [Line Items]
Vesting period				3 years
Restricted stock units aggregate value, granted (in shares) | $				$ 1,000,000	$ 1,000,000	$ 2,300,000
2007 Long-Term Incentive Plan [Member] | Officer [Member] | Restricted Stock Units (RSUs) [Member] | Subsidiaries Employees [Member]
Class of Stock [Line Items]
Common stock, granted (in shares)				300,000	200,000	600,000
Maximum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	50.00%
Minimum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	30.00%
Dividends per quarter (USD per share) | $ / shares	$ 0.03				$ 0.03
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	200,000,000			200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01	$ 0.01
Votes per share owned | vote				1
Common stock, shares issued (in shares)	132,800,000			136,100,000	132,800,000
Common stock, shares outstanding (in shares)	132,800,000			136,100,000	132,800,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				200,000	200,000
Class A [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Share-based compensation expense recorded in general and administrative expenses | $				$ 35,000	$ 300,000	$ 100,000
Class A [Member] | Non Management Directors [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Shares issued (in shares)				9,358	51,948	17,073
Class A [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)	4,000,000			4,000,000	4,000,000
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100,000,000			100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Votes per share owned | vote				5
Maximum percentage of voting power				49.00%
Common stock, shares issued (in shares)	23,200,000			23,200,000	23,200,000
Common stock, shares outstanding (in shares)	23,200,000			23,200,000	23,200,000